Accrued and Other Liabilities	6 Months Ended
Jun. 30, 2024
Accrued and Other Liabilities [Abstract]
ACCRUED AND OTHER LIABILITIES

9. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of
	December 31, 2023	June 30, 2024
	$	$
		Unaudited
Accrued payroll and welfare	635	551
Amounts due to students	268	—
Deferred revenue	544	422
Others	21	—
Total	1,468	973